                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13f

                               FORM 13f COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005
                                                --------------
Check here if Amendment [  ];  Amendment Number:
                                                 ----
      This Amendment  (Check only one.): [  ]   is a restatement.
                                         [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               Menno Insurance Service d/b/a MMA Capital Management
                   ------------------------------------------------------------
Address:            1110 North Main Street
                   ------------------------------------------------------------
                    Goshen
                   ------------------------------------------------------------
                    Indiana 46528
                   ------------------------------------------------------------

13f File Number:    28-6988
                   ------------------------------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Howard L. Brenneman
                   ------------------------------------------------------------
Title:              President
                   ------------------------------------------------------------
Phone:              574/533-9511
                   ------------------------------------------------------------

Signature, Place, and Date of Signing:

      /s/  Howard L. Brenneman           Goshen, IN         04/20/05
      ------------------------        ----------------     ----------
           [Signature]                 [City, State]         [Date]

Report Type (Check only one.):

[ X ] 13f HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13f NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13f COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13f SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    -0-
                                          _______________

Form 13f Information Table Entry Total:   $341,718,806.00
                                          _______________

Form 13f Information Table Value Total:   $352,923,005.00
                                          _______________
                                            (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

            No.            13f File Number      Name

            _________      28 - ___________     ________________________________

            [Repeat as necessary.]

Menno Insurance Service

Issuer                           Title of Class  Cusip       Market Value      Shares   Investment Discretion   Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals Inc     Common          009158106      6,339,759     100,170   Sole                    Sole      100170
Allstate Corp                    Common          020002101      5,536,825     102,420   Sole                    Sole      102420
Alltel Corp                      Common          020039103        232,564       4,240   Sole                    Sole      4240
American International Group     Common          026874107      7,291,956     131,600   Sole                    Sole      131600
Amgen Inc                        Common          031162100      2,153,770      37,000   Sole                    Sole      37000
Anadarko Petroleum Corp          Common          032511107      7,202,865      94,650   Sole                    Sole      94650
Apache Corp                      Common          037411105        295,741       4,830   Sole                    Sole      4830
Applied Materials                Common          038222105      1,589,250      97,800   Sole                    Sole      97800
BB&T Corp                        Common          054937107        319,284       8,170   Sole                    Sole      8170
BP PLC                           Common          055622104     14,827,488     237,620   Sole                    Sole      237620
Bank of America Corp             Common          060505104      9,942,786     225,460   Sole                    Sole      225460
Bellsouth Corp                   Common          079860102        712,459      27,100   Sole                    Sole      27100
Biomet Inc                       Common          090613100      1,923,882      53,000   Sole                    Sole      52999.5
Burlington Resources Inc         Common          122014103        273,883       5,470   Sole                    Sole      5470
Cardinal Health Inc              Common          14149Y108      9,763,326     174,970   Sole                    Sole      174970
Chubb Corp                       Common          171232101      4,666,625      58,870   Sole                    Sole      58870
Cisco Systems Inc                Common          17275R102      4,186,260     234,000   Sole                    Sole      234000
Citigroup Inc                    Common          172967101      9,446,388     210,200   Sole                    Sole      210200
Clear Channel Communications     Common          184502102        209,922       6,090   Sole                    Sole      6090
Colgate-Palmolive Co             Common          194162103      2,582,415      49,500   Sole                    Sole      49500
Comcast Corp                     Common          20030N101        361,108      10,690   Sole                    Sole      10690
Comcast Corp                     Common          20030N200        218,698       6,540   Sole                    Sole      6540
ConocoPhillips                   Common          20825C104      1,119,379      10,380   Sole                    Sole      10380
Dell Inc                         Common          24702R101      5,301,960     138,000   Sole                    Sole      138000
Devon Energy Corp                Common          25179M103        343,322       7,190   Sole                    Sole      7190
Dollar General Corp              Common          256669102      5,455,568     248,999   Sole                    Sole      248999
Dover Corp                       Common          260003108      4,239,660     112,190   Sole                    Sole      112190
EMC Corp / Mass                  Common          268648102        682,282      55,380   Sole                    Sole      55380

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Wednesday, April 20, 2005                                            Page 1 of 4

Issuer                           Title of Class  Cusip       Market Value      Shares   Investment Discretion   Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
Ensco International              Common          26874Q100      2,170,911      57,645   Sole                    Sole      57645
Emerson Electric Co              Common          291011104      7,174,765     110,500   Sole                    Sole      110500
Federal Home Loan Mortgage       Common          313400301        644,640      10,200   Sole                    Sole      10200
Federal National Mortgage Assn   Common          313586109      6,452,325     118,500   Sole                    Sole      118500
FEDEX Corp                       Common          31428X106      2,226,615      23,700   Sole                    Sole      23700
First Data Corp                  Common          319963104      4,284,790     109,000   Sole                    Sole      109000
Ford Motor Co                    Common          345370860        303,191      26,760   Sole                    Sole      26760
Gannett Co                       Common          364730101      3,973,770      50,250   Sole                    Sole      50250
General Mills Inc                Common          370334104      4,177,750      85,000   Sole                    Sole      85000
Goldman Sachs Group Inc          Common          38141G104      4,538,187      41,260   Sole                    Sole      41260
Hartford Financial Svcs Group    Common          416515104        209,108       3,050   Sole                    Sole      3050
Hewlett Packard Co               Common          428236103        947,369      43,180   Sole                    Sole      43180
Intel Corp                       Common          458140100      4,738,920     204,000   Sole                    Sole      204000
International Paper Co           Common          460146103        266,728       7,250   Sole                    Sole      7250
JPMorgan Chase & Co              Common          46625H100      6,091,745     176,062   Sole                    Sole      176062
Jabil Circuit Inc                Common          466313103      5,734,916     201,084   Sole                    Sole      201084
Johnson & Johnson                Common          478160104     11,719,420     174,500   Sole                    Sole      174500
Kimberly-Clark Corp              Common          494368103      6,093,171      92,700   Sole                    Sole      92700
Kraft Foods Inc                  Common          50075N104        244,570       7,400   Sole                    Sole      7400
Kroger Co                        Common          501044101        165,430      10,320   Sole                    Sole      10320
Lehman Brothers Holdings         Common          524908100        387,939       4,120   Sole                    Sole      4120
Lowe's Companies                 Common          548661107      6,565,350     115,000   Sole                    Sole      115000
MBNA Corp                        Common          55262L100      6,722,281     273,820   Sole                    Sole      273820
Marsh & Mclennan Companies       Common          571748102        240,014       7,890   Sole                    Sole      7890
Masco Corp                       Common          574599106      5,947,292     171,540   Sole                    Sole      171540
McDonalds Corp                   Common          580135101        590,726      18,970   Sole                    Sole      18970
Medtronic, Inc                   Common          585055106      8,941,725     175,500   Sole                    Sole      175500
Merck & Co Inc                   Common          589331107      2,201,160      68,000   Sole                    Sole      68000
Merrill Lynch Co                 Common          590188108        442,046       7,810   Sole                    Sole      7810
MetLife Inc                      Common          59156R108        319,447       8,170   Sole                    Sole      8170

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Wednesday, April 20, 2005                                            Page 2 of 4

Issuer                           Title of Class  Cusip       Market Value      Shares   Investment Discretion   Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp                   Common          594918104      8,314,480     344,000   Sole                    Sole      344000
Morgan Stanley Dean Witter       Common          617446448        950,350      16,600   Sole                    Sole      16600
National City Corp               Common          635405103        331,985       9,910   Sole                    Sole      9910
Newell Rubbermaid, Inc           Common          651229106      4,653,474     212,100   Sole                    Sole      212100
Norfolk Southern Corp            Common          655844108      3,654,982      98,650   Sole                    Sole      98650
Oracle Corp                      Common          68389X105      5,104,320     409,000   Sole                    Sole      409000
PNC Financial Services Group     Common          693475105        203,346       3,950   Sole                    Sole      3950
Penney J C & Co                  Common          708160106        207,161       3,990   Sole                    Sole      3990
Pepsico Inc                      Common          713448108      9,121,160     172,000   Sole                    Sole      172000
Pfizer Inc                       Common          717081103      9,063,150     345,000   Sole                    Sole      345000
Pitney Bowes Inc                 Common          724479100      5,594,880     124,000   Sole                    Sole      124000
Procter & Gamble Co              Common          742718109      9,116,000     172,000   Sole                    Sole      172000
Protective Life                  Common          743674103      2,867,721      72,970   Sole                    Sole      72970
Regions Financial Corp           Common          7591EP100        210,276       6,490   Sole                    Sole      6490
SBC Communications Inc           Common          78387G103      4,212,319     177,810   Sole                    Sole      177810
St Paul Travelers Cos Inc        Common          792860108        359,587       9,790   Sole                    Sole      9790
Sara Lee Corp                    Common          803111103      3,975,504     179,400   Sole                    Sole      179400
Schlumberger Ltd                 Common          806857108      3,629,720      51,500   Sole                    Sole      51500
Sonoco Products                  Common          835495102      5,770,288     200,010   Sole                    Sole      200010
Sprint Corp                      Common          852061100        300,982      13,230   Sole                    Sole      13230
Steelcase Inc.                   Common          858155203        327,060      23,700   Sole                    Sole      23700
Sun Microsystems Inc             Common          866810104        189,718      46,960   Sole                    Sole      46960
Suntrust Banks                   Common          867914103        390,619       5,420   Sole                    Sole      5420
Sysco Corp                       Common          871829107      5,101,500     142,500   Sole                    Sole      142500
Target Corp                      Common          87612E106      9,653,860     193,000   Sole                    Sole      193000
Texas Instruments Inc            Common          882508104      2,294,100      90,000   Sole                    Sole      90000
Thomas & Betts Corp              Common          884315102      2,990,980      92,600   Sole                    Sole      92600
3M Co                            Common          88579Y101      3,453,307      40,300   Sole                    Sole      40300
Time Warner Inc                  Common          887317105      3,546,153     202,060   Sole                    Sole      202060
U.S. Bancorp                     Common          902973304        796,008      27,620   Sole                    Sole      27620

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Wednesday, April 20, 2005                                            Page 3 of 4

Issuer                           Title of Class  Cusip       Market Value      Shares   Investment Discretion   Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp               Common          91913Y100        278,426       3,800   Sole                    Sole      3800
Verizon Communications Inc       Common          92343V104      4,659,730     131,260   Sole                    Sole      131260
Wachovia Corp                    Common          929903102      1,194,349      23,460   Sole                    Sole      23460
Washington Mutual Inc            Common          939322103        488,615      12,370   Sole                    Sole      12370
Wells Fargo & Company            Common          949746101     10,146,864     169,680   Sole                    Sole      169680
Wendys International Inc         Common          950590109      2,924,799      74,918   Sole                    Sole      74918
Weyerhaeuser Co                  Common          962166104        247,970       3,620   Sole                    Sole      3620
Xerox Corp                       Common          984121103        201,798      13,320   Sole                    Sole      13320
Transocean Inc                   Common          G90078109      3,455,539      67,150   Sole                    Sole      67150
Aggregate Total                                               352,923,005   9,193,079

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Wednesday, April 20, 2005                                            Page 4 of 4

FMV of all Listed Securities

SumOfFair Market Value
----------------------
           341,718,806


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Wednesday, April 20, 2005                                            Page 1 of 1